Cash flow information (Tables)	6 Months Ended
Dec. 31, 2021
Statement Of Cash Flows [Abstract]
Summary of Cash Flow Information

(in U.S. dollars, in thousands)	As of December 31,	As of June 30,
(a) Reconciliation of cash and cash equivalents	2021	2021
Cash at bank	94,414	136,430
Deposits at call	435	451
	94,849	136,881

(in U.S. dollars, in thousands)	Six months ended of December 31,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2021	2020
Loss for the period	(48,590)	(50,236)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	2,195	2,052
Foreign exchange (gains)/losses	347	(417)
Finance costs	8,203	7,905
Remeasurement of borrowing arrangements	837	(3,955)
Remeasurement of contingent consideration	71	(16,569)
Remeasurement of warrant liabilities	(2,152)	—
Equity settled share-based payment	2,556	8,421
Deferred tax benefit	(142)	(656)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(1,504)	(1,727)
Decrease/(increase) in prepayments	(1,491)	(3,238)
Increase/(decrease) in trade creditors and accruals	2,118	3,189
Increase/(decrease) in provisions	1,134	(2,127)
Net cash outflows used in operations	(36,418)	(57,358)